Restricted Cash	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Restricted Cash
8.	RESTRICTED CASH
Restricted cash is cash and cash equivalent amounts whose withdrawal or use under the terms of certain contractual agreements is restricted.

	Note	December 31, 2019	December 31, 2018
Letters of credit		$1,406	$633
Credit facility financial covenant compliance		-	7,500
Brazil income tax insurance bond collateral	28	13,879	7,463

Total restricted cash		15,285	15,596

Less: Current portion of restricted cash		(607)	(633)

Non-current portion of restricted cash		$14,678	$14,963